Significant Related Party Transactions and Balances (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Hanwha Corporation USD ($)	Dec. 31, 2014 Hanwha Corporation CNY	Dec. 31, 2013 Hanwha Corporation CNY	Dec. 31, 2012 Hanwha Corporation CNY	Dec. 31, 2014 Hanwha Advanced Materials Group USD ($)	Dec. 31, 2014 Hanwha Advanced Materials Group CNY	Dec. 31, 2013 Hanwha Advanced Materials Group CNY	Dec. 31, 2012 Hanwha Advanced Materials Group CNY	Dec. 31, 2014 Hanwha Q.Cells GmbH USD ($)	Dec. 31, 2014 Hanwha Q.Cells GmbH CNY	Dec. 31, 2013 Hanwha Q.Cells GmbH CNY	Dec. 31, 2012 Hanwha Q.Cells GmbH CNY	Dec. 31, 2014 Q.Cells Japan USD ($)	Dec. 31, 2014 Q.Cells Japan CNY	Dec. 31, 2013 Q.Cells Japan CNY	Dec. 31, 2012 Q.Cells Japan CNY	Dec. 31, 2014 Hanwha Chemical USD ($)	Dec. 31, 2014 Hanwha Chemical CNY	Dec. 31, 2013 Hanwha Chemical CNY	Dec. 31, 2012 Hanwha Chemical CNY	Dec. 31, 2014 Hanwha L&C Trading (Shanghai) Co., Ltd. USD ($)	Dec. 31, 2014 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2013 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2014 Hanwha International LLC. USD ($)	Dec. 31, 2014 Hanwha International LLC. CNY	Dec. 31, 2013 Hanwha International LLC. CNY	Dec. 31, 2012 Hanwha International LLC. CNY	Dec. 31, 2014 Ya An Yongwang Silicon Co., Ltd. USD ($)	Dec. 31, 2014 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2013 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2012 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2014 Food1st Food Culture Co., Ltd. USD ($)	Dec. 31, 2014 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2013 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2012 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2014 Hancomm, Inc. USD ($)	Dec. 31, 2014 Hancomm, Inc. CNY	Dec. 31, 2013 Hancomm, Inc. CNY	Dec. 31, 2012 Hancomm, Inc. CNY	Dec. 31, 2014 Hanwha S&C Co., Ltd. USD ($)	Dec. 31, 2014 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2013 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2012 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2014 Others USD ($)	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2014 Q.Cells Korea USD ($)	Dec. 31, 2014 Q.Cells Korea CNY	Dec. 31, 2013 Q.Cells Korea CNY	Dec. 31, 2012 Q.Cells Korea CNY	Dec. 31, 2014 Q.Cells Canada USD ($)	Dec. 31, 2014 Q.Cells Canada CNY	Dec. 31, 2013 Q.Cells Canada CNY	Dec. 31, 2012 Q.Cells Canada CNY	Dec. 31, 2014 Hanwha Europe GmbH USD ($)	Dec. 31, 2014 Hanwha Europe GmbH CNY	Dec. 31, 2013 Hanwha Europe GmbH CNY	Dec. 31, 2012 Hanwha Europe GmbH CNY	Dec. 31, 2014 Komodo Enterprise Inc. USD ($)	Dec. 31, 2014 Komodo Enterprise Inc. CNY	Dec. 31, 2013 Komodo Enterprise Inc. CNY	Dec. 31, 2012 Komodo Enterprise Inc. CNY	Dec. 31, 2014 Hanwha Zonghua USD ($)	Dec. 31, 2014 Hanwha Zonghua CNY	Dec. 31, 2013 Hanwha Zonghua CNY	Dec. 31, 2012 Hanwha Zonghua CNY	Dec. 31, 2014 Hanwha Living And Creative Alabama USD ($)	Dec. 31, 2014 Hanwha Living And Creative Alabama CNY	Dec. 31, 2013 Hanwha Living And Creative Alabama CNY	Dec. 31, 2012 Hanwha Living And Creative Alabama CNY
Related Party Transaction [Line Items]
Purchase of raw materials from related party	$ 89,898	557,781	410,174	152,911	$ 43,195	268,006	216,244		$ 22,632	140,422	82,314	63,241	$ 13,902	86,258	95,633	4,080	$ 10,114	62,753	15,160	0	$ 55	342	0	0	$ 0	0	823	68,792	$ 0	0	0	10,358	$ 0	0	0	6,440
Purchase of fixed assets from related party					38,925	241,515	23,902	3,586
Purchase of services from related party	7,242	44,936	63,729	44,386																	830	5,149	7,041	0					440	2,731	20,379	0					5,233	32,470	30,760	27,147	589	3,656	4,911	14,993	116	722	553	2,246	34	208	85	0
Sales of products to related party	282,690	1,753,977	1,534,360	1,038,927	139	863	496	250,012									180,851	1,122,108	1,179,308	248,047	0	0	26	62					0	0	3,381	82,549																	1,027	6,368	7,161	125	83,074	515,441	213,751	281,252	17,599	109,197	112,798	0	0	0	17,439	147,582	0	0	0	29,298
Processing services provided to related party													82,099	509,388	408,560	0
Commission fee for bank borrowings and long-term notes to related party	2,220	13,776	12,337	4,526																	2,220	13,776	12,337	4,526
Borrowings from related party	59,329	368,116	79,771	0	4,806	29,822	0	0					49,688	308,294	0	0													0	0	61,480	0																																					4,835	30,000	0	0	0	0	18,291	0
Interest paid to related party	$ 592	3,673	697	0									$ 55	342	0	0													$ 485	3,009	697	0																																									$ 52	322	0	0